DECONSOLIDATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2019 CNY (¥) subsidiary	Oct. 31, 2018 subsidiary	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2019 CNY (¥) subsidiary	Dec. 31, 2018 CNY (¥) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary
Number of subsidiaries disposed | subsidiary			1	1	1	8
Gain from disposal of subsidiaries			$ 1	¥ 6	¥ 5,754	¥ 87,217
Disposal of Subsidiaries in October 2018
Number of subsidiaries disposed | subsidiary		1
Consideration for disposal of subsidiaries				9,600
Gain from disposal of subsidiaries					¥ 5,800
Disposal of Subsidiaries In June 2019
Number of subsidiaries disposed | subsidiary	1
Cash received/(decrease) from disposal of subsidiaries	¥ 140
Gain from disposal of subsidiaries				¥ 6